Other payables and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Accrued professional fees	$ 130	$ 89
Accrued staff costs and staff benefits	27	181
Accrued transportation expenses		222
Accrued miscellaneous purchases		98
Other taxes payable	50	11
Others	2	94
Other payables and accrued liabilities	$ 209	$ 695